SEGMENT	6 Months Ended
Jun. 30, 2024
SEGMENT
SEGMENT

13.SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses nature of operating segments and evaluates the operating results of each reporting segments. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The Group used adjusted EBITDA, which is defined as EBITDA before share-based compensation expenses, gain (loss) from fair value changes of equity securities, foreign exchange gain (loss) and gain (loss) on disposal of investments, as segment profit measure as the CODM used adjusted EBITDA to evaluate the performance of each segment.

The following table provides a summary of the Group’s operating segment results for the six months ended June 30, 2023 and 2024.

	Six Months Ended June 30,
	2023				2024
	Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	4,486	1,980	—	6,466	4,507	2,273	(0)	6,780
Manachised and franchised hotels	3,366	47	(3)	3,410	4,347	55	(5)	4,397
Others	90	45	(1)	134	222	30	(3)	249
Total revenues	7,942	2,072	(4)	10,010	9,076	2,358	(8)	11,426
Adjusted EBITDA	2,801	3	(1)	2,803	3,393	69	(1)	3,461
Interest income				101				107
Interest expense				224				167
Income tax expense				502				702
Depreciation and amortization				721				674
Share-based compensation				61				170
Loss from fair value changes of equity securities				6				13
Foreign exchange (gain) loss, net				(99)				116
Gain on disposal of investments				(516)				—
Net income attributable to H World Group Limited				2,005				1,726

The following table presents total assets for operating segments, reconciled to consolidated amounts:

As of
	December 31, 2023			June 30, 2024
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total
Total assets	44,285	19,247	63,532	43,014	19,438	62,452

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:	Six Months Ended June 30,
	2023	2024
China	7,927	9,056
Germany	1,532	1,691
All others	551	679
Total	10,010	11,426

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2023	2024
China	28,762	28,257
Germany	12,504	12,559
All others	3,439	3,545
Total	44,705	44,361

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue for the six months ended June 30, 2023 and 2024, and 10% of the above long lived assets as of December 31, 2023 and June 30, 2024.